Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	$ 331,367,000	$ 329,119,000	$ 497,221,000
Warrant liability	180,000	178,000		[1]
Prepaid forward liability	14,000	14,000
Other debt securities	2,419,000	2,962,000	76,898,000
Derivative liabilities			3,513,000
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	4,140,000	4,897,000	8,837,000
Other Equity Interests [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	194,000	558,000
Other Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	2,419,000	2,962,000
Other debt securities	2,419,000	2,962,000	3,076,000
Put Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0	0	3,991,000
Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other debt securities			73,822,000
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	180,000	178,000
Prepaid forward liability	14,000	14,000
Derivative liabilities
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	4,140,000	4,897,000	8,837,000
Fair Value, Inputs, Level 1 [Member] | Other Equity Interests [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments
Fair Value, Inputs, Level 1 [Member] | Other Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments
Other debt securities
Fair Value, Inputs, Level 1 [Member] | Put Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments			3,991,000
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other debt securities
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability
Prepaid forward liability
Derivative liabilities
Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments
Fair Value, Inputs, Level 2 [Member] | Other Equity Interests [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	194,000	558,000
Fair Value, Inputs, Level 2 [Member] | Other Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	477,000	998,000
Other debt securities		998,000	998,000
Fair Value, Inputs, Level 2 [Member] | Put Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other debt securities			73,822,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability
Derivative liabilities			3,513,000
Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments
Fair Value, Inputs, Level 3 [Member] | Other Equity Interests [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments
Fair Value, Inputs, Level 3 [Member] | Other Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	$ 1,942,000	1,964,000
Other debt securities		$ 1,964,000	2,078,000
Fair Value, Inputs, Level 3 [Member] | Put Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments
Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other debt securities

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4.